Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 12:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss):

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2017:
Beginning balance	$(100)	$3	$15	$(82)
Other comprehensive income before reclassifications	104	436	271	811
Amounts reclassified from accumulated other comprehensive income (loss)	(34)	(394)	-	(428)

Net current period other comprehensive income	70	42	271	383

Ending Balance	$(30)	$45	$286	$301

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2016:
Beginning balance	$(227)	$(28)	$(28)	$(283)
Other comprehensive income before reclassifications	133	97	43	273
Amounts reclassified from accumulated other comprehensive income (loss)	(6)	(66)	-	(72)

Net current period other comprehensive income	127	31	43	201

Ending Balance	$(100)	$3	$15	$(82)